Taxation (Details) - Schedule of income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income tax expense [Abstract]
Current	$ (1,410)		$ (52)
Deferred	1,004	$ 949	(279)
Income tax expense	$ (406)	$ 949	$ (331)